Share-based awards (Tables)	12 Months Ended
Mar. 31, 2018
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Cost of revenue	4,003	3,893	5,505
Product development expenses	5,703	5,712	7,374
Sales and marketing expenses	1,963	1,772	2,037
General and administrative expenses	4,413	4,618	5,159

Total	16,082	15,995	20,075

Options
Share-based awards
Summary of changes in the share options

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding as of April 1, 2017	11,713,003	61.94	5.0
Exercised	(3,628,263)	43.51
Cancelled/forfeited/expired	(146,725)	76.16

Outstanding as of March 31, 2018	7,938,015	70.10	4.5

Vested and exercisable as of March 31, 2018	2,231,589	70.47	4.2
Vested and expected to vest as of March 31, 2018 (i)	7,691,058	69.85	4.5

(i)	The share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

	Year ended March 31,
	2016	2017
Risk-free interest rate (i)	1.24% – 1.79%	1.23% – 1.30%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	4.25 – 5.75	4.38
Expected volatility (iv)	33.4% – 35.7%	31.7% – 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

RSUs
Share-based awards
Summary of changes in the RSUs

	Number of RSUs	Weighted- average grant date fair value
		US$
Awarded and unvested as of April 1, 2017	69,595,719	69.18
Granted	29,544,661	142.05
Vested	(26,025,540)	63.62
Cancelled/forfeited	(4,689,982)	95.89

Awarded and unvested as of March 31, 2018	68,424,858	100.93

Expected to vest as of March 31, 2018 (i)	56,965,205	99.94

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Partner Capital Investment Plan | Subscription rights
Share-based awards
Schedule of fair value assumptions

	Year ended March 31,
	2017	2018
Risk-free interest rate (i)	1.86%	2.07%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	8.25	8.25
Expected volatility (iv)	39.0%	34.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.